Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Mutual of America Variable Insurance Portfolios, Inc.
CIK	dei_EntityCentralIndexKey	0001776030
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2021
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A